SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Guarantee liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Movement of guarantee liabilities
Beginning balance	¥ 1,399,174		¥ 300,942
Provision at the inception of new loans	3,979,475		2,059,392
Net payout	(2,881,118)		(935,991)
Expense on guarantee liabilities	734,730	$ 105,537
Release on expiration	(285,406)		(25,169)
Ending balance	2,946,855	$ 423,289	1,399,174
Contractual amounts of outstanding loans subject to guarantee	47,189,538		40,770,719
Contractual amounts of outstanding loans not subject to guarantee	¥ 4,002,754		¥ 960,839
Minimum
Movement of guarantee liabilities
Compensation service period	1 month	1 month	1 month
Maximum
Movement of guarantee liabilities
Compensation service period	24 months	24 months	24 months